Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	333-132315-07
Entity Registrant Name	SLM STUDENT LOAN TRUST 2006-7
Entity Central Index Key	0001370218
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-1176559
Entity Address, Address Line One	c/o Deutsche Bank Trust Company Americas
Entity Address, Address Line Two	60 Wall Street, 60th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-6890
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false